Subsequent events (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent events (Tables) [Abstract]
Schedule of Braskem prepaid borrowings

(h)             During 2018 and 2019, Braskem prepaid borrowings, as follows:

	Annual financial charges (%)	Prepayments
Foreign currency
Bonds	7.38	825,720
Export credit notes	US dollar exchange variation + interest between 7.30 and 7.87	612,810
Working capital	US dollar exchange variation + 1.88% above Libor	865,890
		2,304,420

Local currency
BNDES	TJLP + interest between 0.00 and 2.62	29,330
BNDES	SELIC + 2.32	21,065
BNDES	Interest between 3.50 and 4.00	32,839
BNB/FINEP	5.84	138,230
Export credit notes	105.00% of CDI	435,000
Export credit notes	108.00% of CDI	66,667
		723,131

		3,027,551

(i)              In November 2018, the subsidiary Braskem Netherlands B.V. secured a financing facility of US$295 million guaranteed by SACE Covered Facility Agreement, the Italian export credit agency, with maturity in November 2028 and charges Us dollar exchange variation + semianual Libor + 0.90% per year.